Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 22,217	€ 28,158
Work in progress	10,151	15,177
Finished goods	1,696	1,524
Purchased goods (third party products)	712	743
TOTAL WRITE-DOWN PROVISION	€ 34,776	€ 45,601